Commitments and Contingencies (Details Narrative) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 New Corporate Headquarters [Member]	Dec. 31, 2012 New Corporate Headquarters [Member] sqft	Dec. 31, 2013 Tribute [Member]	Dec. 31, 2013 TRT [Member]	Jun. 12, 2013 TRT [Member]
Area of Real Estate Property (in Square Feet)					1,300
Operating Leases, Rent Expense				$ 22
Financing Receivable, Net	41,665	29,286	6,500			2,000
Royalty Stream Contingent Consideration, Liability							$ 1,250	$ 1,250